2. Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
ACQUISITIONS

3. ACQUISITIONS

JM Enterprise 1 (dba) Key Tax Group

JM Enterprise 1, Inc. (d.b.a. Key Tax Group) and Cardiff Lexington Corporation as previously announced in May 2019 signed a definitive merger agreement under which Key Tax Group became a wholly owned subsidiary effective May 8, 2019. In connection with the closing of the acquisition, on May 8, 2019 a Preferred “G” Class of stock with a par value of $0.001 was issued. The Preferred “G” Class of stock rights and privileges include voting rights, a conversion ratio of 1:1.25 and were distributed at the adjusted rate of $0.07 per share for a total of 18,571,428 representing a value of $1,300,000. Additionally, Cardiff issued 500,000 Common Shares with a par value of $0.001 to novate a convertible debt of $30,912.32. These Preferred “G” shares have a lock-up/leak-out limiting the sale of stock for 12 months after which conversions and sales are limited to 20% of their portfolio per year, pursuant to the terms of the Acquisition Agreement.

The preliminary purchase price allocation of the net assets acquired are as follows:

Key Tax Fair Value
Cash	$9,484
Accounts receivable	90,766
Other assets	250,000
Property and equipment	6,044
Goodwill	1,407,915
Liabilities	(464,209)
Total	$1,300,000

Additionally, Cardiff has allocated a Preferred “G1” Class Series for potential investors – 10,000,000 shares authorized, par value $0.001 per share with the following rights and privileges no - voting rights, converts to common stock at a ratio of 1 share preferred to 1.25 shares common. Series G1 stock cannot be diluted due to actions taken by the Company, BOD and/or its shareholders.

2.	ACQUISITIONS

Platinum Tax Defenders

On July 31, 2018, the Company completed the acquisition of Platinum Tax Defenders. In connection with the closing of the acquisition, a Preferred “L” Class of stock with a par value of $0.001 was established and issued. The Preferred “L” Class of stock rights and privileges include voting rights, a conversion ratio of 1:1.25 and were distributed at the adjusted rate of $0.013 per share (pre-split) for a total of 98.307,692 representing a value of $1,278,000. These Preferred “L” shares have a lock-up/leak-out limiting the sale of stock for 12 months after which conversions and sales are limited to 20% of their portfolio per year, pursuant to the terms of the Acquisition Agreement. The preliminary purchase allocation of the net assets acquired is as follows:

Platinum Fair Value
Cash	$138,906
Accounts receivable	105,669
Other assets	60,041
Property and equipment	6,010
Goodwill	2,092,048
Liabilities	(272,674)
Total	$2,130,000

Red Rock Travel Group

On July 31, 2018, the Company completed the acquisition of Red Rock Travel Group. In connection with the closing of the acquisition, on July 30th, 2018 a Preferred “K” Class of stock with a par value of $0.001 was established and issued. The Preferred “K” Class of stock rights and privileges include voting rights, a conversion ratio of 1:1.25 and were distributed at the adjusted rate of $0.021 per share (pre-split) for a total of 8,200,562 representing a value of $175,000. These Preferred “K” shares have a lock-up/leak-out limiting the sale of stock for 12 months after which conversions and sales are limited to 20% of their portfolio per year, pursuant to the terms of the Forward Acquisition Agreement. The preliminary purchase allocation of the net assets acquired is as follows:

Red Rock Fair Value
Cash	$22,515
Intangible assets*	300,000
Property and equipment	55,286
Goodwill*	1,459,725
Liabilities	(1,662,526)
Total	$175,000

* Subsequent to the acquisition, the Company determined that the intangible assets and goodwill should be fully impaired and written off.

The results of the operations for Platinum and Red Rock have been included in the consolidated financial statements since the date of the acquisitions (July 31, 2018). The following table presents the unaudited pro forma results of continuing operations for the years ended December 31, 2018 and 2017, respectively, as if the acquisitions had been consummated at the beginning of the period presented. The pro forma results of continuing operations are prepared for comparative purposes only and do not necessarily reflect the results that would have occurred had the acquisitions occurred at the beginning of the period presented or the results which may occur in the future.

	Pro Forma 2018	Pro forma 2017

REVENUE	1,393,687	4,393,687

NET INCOME (LOSS) FOR THE PERIOD	$(7,211,221)	$(7,211,221)